Business Combination - Final allocation of the purchase price (Details) - IC'Alps	Aug. 04, 2025 USD ($)
Business Combination
Cash and cash equivalents	$ 879,000
Current assets	3,182,000
Property, plant and equipment, net of accumulated depreciation	237,000
Intangible assets (pre-existing), net of accumulated amortization	3,526,000
Right-of-use assets	3,465,000
Other noncurrent assets	124,000
Identifiable intangible assets	17,665,000
Total assets acquired	29,078,000
Total current liabilities	(4,467,000)
Long-term liabilities (excluding deferred tax liabilities)	(11,806,000)
Deferred income tax liability	(4,416,375)
Total liabilities assumed	(20,689,000)
Net identifiable assets acquired	$ 8,389,000